Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Investment in Associates
Schedule of investment in associates

		% of
		ownership
	Country of	interest		Nature of	Measurement
Name	incorporation	2021	2022	relationship	method	Principal activity
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	20%	20%	Associate	Equity method	Service company
(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)	Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure.

Schedule of changes in investment in associates

	Associates
	2021	2022
As of January 1,	21,759	23,508
Additions	230	753
Share of profit of associates	1,969	4,562
Dividend declared	(450)	—
As of December 31,	23,508	28,823